TRADE ACCOUNTS RECEIVABLE - Changes in allowance (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the allowance
Allowance at beginning of period	R$ (131,639)	R$ (199,306)	R$ (185,261)
Provisions for bad debt during the year	(111,900)	(98,476)	(85,661)
Recoveries in the year	101,986	80,134	16,880
Write-offs	39,943	73,591	37,679
Loss of control by selling of subsidiary			17,594
Loss of control by joint venture creation		1,487
Assets held for sale	(3,348)	11,207
Exchange variation	(5,136)	(276)	(537)
Effects of IFRS 9 adoption	(48,063)
Allowance at end of period	R$ (158,157)	R$ (131,639)	R$ (199,306)